Note 6 - Short-Term Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Text Block Supplement [Abstract]
Available-for-sale Securities, Gross Realized Gains	$ 1,000	$ 1,000	$ 1,000
Available-for-sale Securities, Gross Realized Losses	$ 0	$ 0	$ 0